Document and Entity Information	Nov. 05, 2019
Cover page.
Entity Registrant Name	SVB Financial Group
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	000-15637
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	3003 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1191
City Area Code	408
Local Phone Number	654-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000719739
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SIVB
Security Exchange Name	NASDAQ
Amendment Flag	false